PROSPECTUS

                             [American Century logo]
                                    American
                                  Century(sm)

                                SEPTEMBER 3, 1996
                             REVISED JANUARY 1, 1997


                                     BENHAM
                                    GROUP(R)

                              Capital Preservation
                             Capital Preservation II
                                Government Agency
                               Short-Term Treasury
                           Intermediate-Term Treasury
                               Long-Term Treasury
                                    ARM Fund
                                    GNMA Fund

                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS


     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS

BENHAM GROUP             AMERICAN CENTURY GROUP       TWENTIETH CENTURY(R) GROUP

MONEY MARKET FUNDS       ASSET ALLOCATION &                  GROWTH FUNDS
GOVERNMENT BOND FUNDS    BALANCED FUNDS                  INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
MUNICIPAL BOND FUNDS     SPECIALTY FUNDS


Capital Preservation
Capital Preservation II
 Government Agency
Short-Term Treasury
Intermediate-Term Treasury
 Long-Term Treasury
     ARM Fund
     GNMA Fund





                                   PROSPECTUS
                                SEPTEMBER 3, 1996
                             REVISED JANUARY 1, 1997

                Capital Preservation * Capital Preservation II *
                     Government Agency * Short-Term Treasury
                 Intermediate-Term Treasury * Long-Term Treasury
                              ARM Fund * GNMA Fund

                AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.
               AMERICAN CENTURY CAPITAL PRESERVATION FUND II, INC.
                    AMERICAN CENTURY GOVERNMENT INCOME TRUST

     American Century Capital Preservation Fund, Inc., American Century Capital Preservation Fund II, Inc., and American Century Government Income Trust are a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Eight of the funds from our Benham Group that invest in U.S. government securities (the
"Funds") are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

     This Prospectus gives you information about the Funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996 and filed with the Securities and Exchange Commission ("SEC"). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                      AMERICAN CENTURY INVESTMENTS
                   4500 Main Street o P.O. Box 419200
            Kansas City, Missouri 64141-6200 o 1-800-345-2021
                    International calls: 816-531-5575
                 Telecommunications Device for the Deaf:
               1-800-634-4113 o In Missouri: 816-753-1865
                    Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statements of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

     INVESTMENTS IN THE FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus                                                                   1

                           INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY--BENHAM CAPITAL
PRESERVATION FUND

     Capital Preservation is a money market fund which seeks maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. The Fund intends to pursue its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government and maintaining a dollar-weighted average portfolio maturity of not more than 60 days.

AMERICAN CENTURY--BENHAM CAPITAL
PRESERVATION FUND II

     Capital Preservation II is a money market fund which seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. The Fund intends to pursue its investment objectives by investing primarily in repurchase agreements collateralized by securities that are backed by the full faith and credit of the U.S. government. Such collateral may include U.S. Treasury bills, notes, and bonds or mortgage-backed Ginnie Mae certificates.

AMERICAN CENTURY--BENHAM GOVERNMENT AGENCY
MONEY MARKET FUND

     Government Agency is a money market fund which seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity, by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities, the income from which is exempt from state taxes.

AMERICAN CENTURY--BENHAM SHORT-TERM
TREASURY FUND

     Short-Term Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with preservation of capital. The Fund intends to pursue its investment objectives by investing exclusively in securities issued or guaranteed by the U.S. Treasury and maintaining a weighted average portfolio maturity ranging from 13 months to 3 years.

AMERICAN CENTURY--BENHAM INTERMEDIATE-TERM
TREASURY FUND

     Intermediate-Term Treasury seeks to earn and distribute the highest level of current income consistent with the conservation of assets and the safety provided by U.S. Treasury bills, notes, and bonds. The Fund intends to pursue its investment objectives by investing primarily in U.S. Treasury notes, which carry the direct full faith and credit pledge of the U.S. government and maintaining a weighted average portfolio maturity which ranges from 13 months to 10 years.

AMERICAN CENTURY--BENHAM LONG-TERM
TREASURY FUND

     Long-Term Treasury seeks to provide a consistent and high level of current income exempt from state taxes. The Fund intends to pursue its investment objective by investing exclusively in securities issued or guaranteed by the U.S. Treasury and maintaining a weighted average portfolio maturity ranging from 20 to 30 years.

AMERICAN CENTURY--BENHAM ADJUSTABLE RATE
GOVERNMENT SECURITIES FUND

     The ARM Fund seeks to provide investors with a high level of current income, consistent with stability of principal. The Fund intends to pursue its investment objective by investing at least 65% of the Fund's total assets in adjustable rate mortgage securities (ARMs) and other securities collateralized by or representing interests in mortgages (collectively, "mortgage-backed securities").

AMERICAN CENTURY--BENHAM GNMA FUND

     The GNMA Fund seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Ginnie Mae certificates.

     There is no assurance that the Funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objectives                       American Century Investments

                              TABLE OF CONTENTS

Transaction and Operating Expense Table...............................4
Financial Highlights..................................................5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds.....................................13
The Money Market Funds...............................................13
     Capital Preservation............................................13
     Capital Preservation ...........................................13
     Government Agency ..............................................13
The U.S. Treasury Funds..............................................14
     Short-Term Treasury.............................................14
     Intermediate-Term Treasury......................................14
     Long-Term Treasury..............................................14
The Mortgage Securities Funds........................................15
     ARM Fund........................................................15
     GNMA Fund ......................................................15
Risk Factors and Investment Techniques...............................15
     U.S. Government Securities......................................16
     Mortgage-Backed Securities......................................16
     Adjustable-Rate Mortgage Securities.............................16
     Collateralized Mortgage Obligations.............................17
     Stripped Mortgage-Backed Securities.............................17
     Repurchase Agreements...........................................17
Other Investment Practices, Their Characteristics
     and Risks.......................................................18
     Portfolio Turnover..............................................18
     When-Issued and Forward Commitment
         Agreements..................................................18
     Cash Management.................................................18
     Other Techniques................................................18
Performance Advertising..............................................18

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments.........................................20
Investing in American Century........................................20
How to Open an Account...............................................20
         By Mail.....................................................20
         By Wire.....................................................20
         By Exchange.................................................20
         In Person...................................................21
     Subsequent Investments..........................................21
         By Mail.....................................................21
         By Telephone................................................21
         By Online Access............................................21
         By Wire.....................................................21
         In Person...................................................21
     Automatic Investment Plan.......................................21
How to Exchange from One Account to Another .........................21
         By Mail ....................................................21
         By Telephone................................................21
         By Online Access............................................22
How to Redeem Shares.................................................22
         By Mail.....................................................22
         By Telephone................................................22
         By Check-A-Month............................................22
         Other Automatic Redemptions.................................22
     Redemption Proceeds.............................................22
         By Check....................................................22
         By Wire and ACH.............................................22
     Redemption of Shares in Low-Balance Accounts....................22
Signature Guarantee..................................................23
Special Shareholder Services.........................................23
         Automated Information Line..................................23
         Online Account Access.......................................23
         CheckWriting................................................23
         Open Order Service..........................................24
         Tax-Qualified Retirement Plans..............................24
Important Policies Regarding Your Investments........................24
Reports to Shareholders..............................................25
Employer-Sponsored Retirement Plans and
   Institutional Accounts............................................25

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price..........................................................26
     When Share Price Is Determined..................................26
     How Share Price Is Determined...................................26
     Where to Find Information About Share Price.....................27
Distributions........................................................27
Taxes    ............................................................27
     Tax-Deferred Accounts...........................................27
     Taxable Accounts................................................28
Management...........................................................28
     Investment Management...........................................28
     Code of Ethics..................................................30
     Transfer and Administrative Services............................30
Distribution of Fund Shares..........................................30
Expenses ............................................................31
Further Information About American Century...........................31


PROSPECTUS                                       TABLE OF CONTENTS     3

                                                               TRANSACTION AND OPERATING EXPENSE TABLE

                                                  Capital                             Intermediate-
                                     Capital   Preservation  Government  Short-Term       Term       Long-Term
                                  Preservation      II         Agency     Treasury      Treasury     Treasury    ARM Fund  GNMA Fund

SHAREHOLDER TRANSACTION
EXPENSES:
Maximum Sales Load
Imposed on Purchases...............  none         none         none       none           none         none         none        none

Maximum Sales Load Imposed
on Reinvested Dividends............  none         none         none       none           none         none         none        none

Deferred Sales Load................  none         none         none       none           none         none         none        none

Redemption Fee(1)..................  none         none         none       none           none         none         none        none

Exchange Fee.......................  none         none         none       none           none         none         none        none

ANNUAL FUND OPERATING EXPENSES:(2)
(as a percentage of net assets)

Management Fees
(net of expense limitation).......   .27%         .43%         .22%       .21%           .28%         .17%         .29%        .28%

12b-1 Fees.........................  none         none         none       none           none         none         none        none

Other Expenses....................   .24%         .30%         .29%       .39%           .25%         .43%         .31%        .30%

Total Fund Operating
Expenses..........................   .51%         .73%         .51%       .60%           .53%         .60%         .60%        .58%

EXAMPLE:

You would pay the            1 year   $ 5          $ 7          $ 5        $ 6            $ 5          $ 6          $ 6         $ 6
following expenses          3 years    16           23           16         19             17           19           19          19
on a $1,000 investment,     5 years    29           41           29         33             30           33           33          32
investment, assuming       10 years    64           91           64         75             66           75           75          73
assuming a 5% annual
return and redemption at
theend of each time period:

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) Benham Management Corporation (the "Manager") has agreed to limit each Fund's total operating expenses to specified percentages of each Fund's average daily net assets. The agreement provides that the Manager may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, Fund expenses were less than the expense limit in effect at that time. The current expense limits for the Funds are as follows: Capital Preservation, .53%; Capital Preservation II, .73%; and .60% for the remaining Funds. Amounts which are paid by unaffiliated third parties do not apply to these expense limitations. These expense limitations are subject to annual renewal in June. If the expense limitations were not in effect, the Management Fee, Other Expenses and Total Fund Operating Expenses for the following Funds would be as follows, respectively: Capital Preservation II, .46%, .30% and .76%; Government Agency, .27%, .29% and .56%; Short-Term Treasury, .27%, .39% and .66%; and Long-Term Treasury, .27%, .43% and .70%.

     Each Fund pays the Manager advisory fees equal to an annualized percentage of each Fund's average daily net assets. Other expenses include administrative and transfer agent fees paid to American Century Services Corporation.

     The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the shares of the Funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

4    TRANSACTION AND OPERATING EXPENSE TABLE       AMERICAN CENTURY INVESTMENTS

                              FINANCIAL HIGHLIGHTS
                              CAPITAL PRESERVATION

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors. Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                    1996      1995      1994    1993(1)   1992     1991     1990     1989     1988     1987

PER-SHARE DATA
Net Asset Value,
Beginning of Period..............  $1.00     $1.00     $1.00     $1.00   $1.00    $1.00    $1.00    $1.00     $1.00   $1.00

Income from Investment
Operations
     Net Investment Income ......  .0521     .0424     .0259     .0134   .0382    .0603    .0750    .0800     .0608   .0531

Distributions

     From Net Investment
     Income......................(.0521)   (.0424)   (.0259)   (.0134) (.0382)  (.0603)  (.0750)  (.0800)   (.0608) (.0531)
                                  ------   -------   -------   ------- -------  -------  -------  -------   ------- -------
Net Asset Value,
End of Period....................  $1.00     $1.00     $1.00     $1.00   $1.00    $1.00    $1.00    $1.00     $1.00   $1.00
                                 =======   =======   =======   ======= =======  =======  =======  =======   ======= =======

     TOTAL RETURN(2).............  5.21%     4.31%     2.63%     1.35%   3.88%    6.27%    7.77%    8.27%     6.30%   5.48%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating
     Expenses to Average
     Net Assets(3)...............   .51%      .50%      .51%   .50%(4)    .51%     .52%     .56%     .57%      .59%    .63%

     Ratio of Net Investment
     Income to Average
     Net Assets(3)...............  5.07%     4.24%     2.59%  2.68%(4)   3.82%    6.03%    7.50%    8.00%     6.08%   5.31%

     Net Assets, End
     of Period (in millions)..... $3,078    $2,883    $2,787    $2,943  $3,046   $3,376   $3,099   $2,737    $2,187  $1,793

(1) The Fund's fiscal year-end was changed from September 30 to March 31 beginning with the period ended March 31, 1993, resulting in a six-month period in 1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the year ended March 31, 1996 include expenses paid through expense offset arrangements.

(4)  Annualized.

Prospectus                                            Financial Highlights     5

                                FINANCIAL HIGHLIGHTS
                               CAPITAL PRESERVATION II

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors. Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                        1996      1995      1994    1993(1)   1992    1991     1990     1989     1988    1987

PER-SHARE DATA
Net Asset Value,
Beginning of Period................... $1.00     $1.00     $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00    $1.00

Income from Investment
Operations
     Net Investment Income ........... .0515     .0406     .0237    .0120    .0341   .0591    .0764    .0834    .0626    .0553

Distributions
     From Net
     Investment Income................(.0515)  (.0406)   (.0237)  (.0120)  (.0341) (.0591)  (.0764)  (.0834)  (.0626)  (.0553)
                                      -------  -------   -------  -------  ------- -------  -------  -------  -------  -------
Net Asset Value,
End of Period......................... $1.00     $1.00     $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00    $1.00
                                      =======  =======   =======  =======  ======= =======  =======  =======  =======  =======

     TOTAL RETURN(2).................. 5.15%     4.17%     2.40%    1.21%    3.42%   6.07%    7.91%    8.64%    6.46%    5.68%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating
     Expenses to Average
     Net Assets(3)....................  .76%      .75%      .75%  .75%(4)     .74%    .70%     .69%     .71%     .73%     .73%

     Ratio of Net
     Investment Income
     to Average Net Assets(3)......... 5.03%     4.06%     2.37% 2.40%(4)    3.41%   5.91%    7.64%    8.34%    6.26%    5.53%

     Net Assets, End
     of Period (in millions)..........  $246      $262      $283     $314     $340    $475     $618     $708     $538     $465

(1) The Fund's fiscal year-end was changed from September 30 to March 31 beginning with the period ended March 31, 1993, resulting in a six-month period in 1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the year ended March 31, 1996 include expenses paid through expense offset arrangements.

(4)  Annualized.

6    Financial Highlights                        American Century Investments

                              FINANCIAL HIGHLIGHTS
                                GOVERNMENT AGENCY

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors. Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                                     1996        1995         1994        1993        1992        1991       1990(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period................................  $1.00       $1.00       $1.00       $1.00       $1.00       $1.00        $1.00

Income from Investment Operations
     Net Investment Income ........................  .0535       .0435       .0265       .0304       .0517       .0742        .0264

Distributions
     From Net Investment Income....................(.0535)     (.0435)     (.0265)     (.0304)     (.0517)     (.0742)      (.0264)
                                                   -------     -------     -------     -------     -------     -------      -------
Net Asset Value, End of Period.....................  $1.00       $1.00       $1.00       $1.00       $1.00       $1.00        $1.00
                                                   =======     =======     =======     =======     =======     =======      =======
     Total Return(2)...............................  5.35%       4.47%       2.69%       3.07%       5.29%       7.97%        2.65%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating Expenses
     to Average Net Assets(3)......................   .51%        .50%        .50%        .50%        .30%           0            0

     Ratio of Net Investment Income
     to Average Net Assets(3)......................  5.20%       4.35%       2.65%       3.04%       5.17%       7.42%     8.25%(4)

     Net Assets, End
     of Period (in millions).......................   $503        $462        $562        $646        $906      $1,074          $62

(1)  From December 5, 1989 (commencement of operations) through March 31, 1990.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the year ended March 31, 1996 include expenses paid through expense offset arrangements.

(4)  Annualized.

Prospectus                                          Financial Highlights    7

                              FINANCIAL HIGHLIGHTS
                               SHORT-TERM TREASURY

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors. Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                                        1996        1995       1994       1993(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period..................   $9.73      $9.86      $10.04      $10.00

Income from Investment Operations
     Net Investment Income ...........................     .53        .50         .36         .25

     Net Realized and Unrealized Gains

     (Losses) on Investment Transactions..............     .11      (.13)       (.14)         .04
                                                         -----      -----       -----      ------
     Total from Investment Operations.................     .64        .37         .22         .29
                                                         -----      -----       -----      ------
Distributions

     From Net Investment Income.......................   (.53)      (.50)       (.36)       (.25)

     From Net Realized Gains
     on Investment Transactions.......................       0          0       (.03)           0

     In Excess of Net Realized Gains
     on Investment Transactions.......................       0          0       (.01)           0
                                                         -----      -----       -----      ------
     Total Distributions..............................   (.53)      (.50)       (.40)       (.25)
                                                         -----      -----       -----      ------
Net Asset Value, End of Period........................   $9.84      $9.73       $9.86      $10.04
                                                         =====      =====       =====      ======
     Total Return(2)..................................   6.71%      3.85%       2.16%       2.79%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating Expenses
     to Average Net Assets(3).........................    .67%       .67%        .58%          0%

     Ratio of Net Investment Income
     to Average Net Assets(3).........................   5.39%      5.22%       3.53%    4.50%(4)

     Portfolio Turnover Rate.......................... 224.03%    140.82%     261.61%     157.79%

     Net Assets, End of Period (in millions)..........     $36        $56         $25         $15

(1)  From September 8, 1992 (commencement of operations) through March 31, 1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the year ended March 31, 1996 include expenses paid through expense offset arrangements.

(4)  Annualized.

8    Financial Highlights                        American Century Investments

                              FINANCIAL HIGHLIGHTS
                           INTERMEDIATE-TERM TREASURY

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors. Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                          1996     1995     1994     1993     1992    1991     1990     1989     1988    1987
PER-SHARE DATA
Net Asset Value,
Beginning of Period.................      $9.99  $10.18   $10.73   $10.52   $10.23   $9.87    $9.63   $10.11   $10.91   $11.97

Income from
Investment Operations

     Net Investment Income .........        .58     .53      .48      .56      .69     .75      .77      .76      .75      .71

     Net Realized and
     Unrealized Gains
     (Losses) on Investment
     Transactions ..................         25   (.19)    (.27)      .69      .29     .36      .24    (.49)    (.60)    (.08)
                                         ------  ------   ------   ------   ------  ------   ------   ------   ------   ------
     Total from Investment
     Operations.....................        .83     .34      .21     1.25      .98    1.11     1.01      .27      .15      .63
                                         ------  ------   ------   ------   ------  ------   ------   ------   ------   ------
Distributions

     From Net
     Investment Income..............      (.58)   (.53)    (.48)    (.56)    (.69)   (.75)    (.77)    (.75)    (.92)    (.89)

     From Net Realized
     Gains on Investment
     Transactions...................          0       0    (.06)    (.48)        0       0        0        0    (.03)    (.80)

     In Excess of Net Realized
     Gains on Investment
     Transactions...................          0       0    (.22)        0        0       0        0        0        0        0
                                         ------  ------   ------   ------   ------  ------   ------   ------   ------   ------
     Total Distributions............      (.58)   (.53)    (.76)   (1.04)    (.69)   (.75)    (.77)    (.75)   (.95)    (1.69)
                                         ------  ------   ------   ------   ------  ------   ------   ------   ------   ------
Net Asset Value,
End of Period.......................     $10.24   $9.99   $10.18   $10.73   $10.52  $10.23    $9.87    $9.63   $10.11   $10.91
                                         ======  ======   ======   ======   ======  ======   ======   ======   ======   ======

     TOTAL RETURN(1)................      8.42%   3.54%    1.85%   12.36%    9.92%  11.59%   10.61%    2.78%    1.60%    6.60%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating
     Expenses to Average
     Net Assets(2)..................       .53%    .53%     .51%     .53%     .59%    .73%     .75%     .75%     .75%     .93%

     Ratio of Net Investment
     Income to Average
     Net Assets(2)..................      5.65%   5.35%    4.50%    5.18%    6.55%   7.49%    7.66%    7.67%    7.36%    6.26%

     Portfolio Turnover Rate........    167.89%  92.35%  212.91%  299.29%  148.75%  69.72%  216.84%  386.46%  465.35%  395.91%

     Net Assets, End
     of Period (in millions)........       $311    $305     $351     $392     $303    $159      $97      $72      $54      $43

(1)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any.

(2) The ratios for the year ended March 31, 1996 include expenses paid through expense offset arrangements.

Prospectus                                         Financial Highlights     9

                              FINANCIAL HIGHLIGHTS
                               LONG-TERM TREASURY

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors. Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                                        1996        1995         1994        1993(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period.................  $9.05        $9.38       $10.24       $10.00

Income from Investment Operations
     Net Investment Income ..........................    .60          .60          .63          .39

     Net Realized and Unrealized Gains
     (Losses) on Investment Transactions.............    .62        (.33)        (.27)          .24
                                                      ------       ------       ------       ------
     Total from Investment Operations................   1.22          .27          .36          .63
                                                      ------       ------       ------       ------
Distributions

     From Net Investment Income......................  (.60)        (.60)        (.63)        (.39)

     From Net Realized Gains
     on Investment Transactions......................      0            0        (.45)            0

     In Excess of Net Realized Gains
     on Investment Transactions......................      0            0        (.14)            0
                                                      ------       ------       ------       ------
     Total Distributions.............................  (.60)        (.60)       (1.22)        (.39)
                                                      ------       ------       ------       ------
Net Asset Value, End of Period.......................  $9.67        $9.05        $9.38       $10.24
                                                      ======       ======       ======       ======
     TOTAL RETURN(2)................................. 13.46%        3.25%        2.87%        6.48%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating Expenses
     to Average Net Assets(3)........................  .67%          .67%         .57%            0

     Ratio of Net Investment Income
     to Average Net Assets(3)........................  5.93%        6.84%        5.89%     7.18%(4)

     Portfolio Turnover Rate.........................112.35%      146.81%      200.34%       56.97%

     Net Assets, End of Period (in millions).........   $111          $35          $18          $21

(1)  From September 8, 1992 (commencement of operations) through March 31, 1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the year ended March 31, 1996 include expenses paid through expense offset arrangements.

(4)  Annualized.

10   Financial Highlights                        American Century Investments

                              FINANCIAL HIGHLIGHTS
                                    ARM FUND

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors. Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                                           1996       1995      1994      1993       1992(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period...................    $9.42     $9.75     $9.97    $10.04      $10.00

Income from Investment Operations
     Net Investment Income ............................      .54       .49       .54       .57         .40

     Net Realized and Unrealized Gains
     (Losses) on Investment Transactions...............      .05     (.33)     (.22)     (.07)         .04
                                                          ------    ------    ------    ------      ------
     Total from Investment Operations..................      .59       .16       .32       .50         .44
                                                          ------    ------    ------    ------      ------
Distributions
     From Net Investment Income........................    (.54)     (.49)     (.54)     (.57)       (.40)
                                                          ------    ------    ------    ------      ------
     Total Distributions...............................    (.54)     (.49)     (.54)     (.57)       (.40)
                                                          ------    ------    ------    ------      ------
Net Asset Value, End of Period.........................    $9.47     $9.42     $9.75     $9.97      $10.04
                                                          ======    ======    ======    ======      ======
     TOTAL RETURN(2)...................................    6.42%     1.75%     3.27%     5.13%       4.55%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating Expenses
     to Average Net Assets(3)..........................     .60%      .57%      .51%      .45%          0%

     Ratio of Net Investment Income
     to Average Net Assets(3)..........................    5.70%     4.98%     5.47%     5.66%    7.02%(4)

     Portfolio Turnover Rate...........................  221.35%    60.29%    91.87%    82.71%      81.84%

     Net Assets, End of Period (in millions)...........     $299      $397      $937    $1,495        $886

(1)  From September 3, 1991 (commencement of operations) through March 31, 1992.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the year ended March 31, 1996 include expenses paid through expense offset arrangements.

(4)  Annualized.

Prospectus                                         Financial Highlights    11

                               FINANCIAL HIGHLIGHTS
                                     GNMA FUND

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors. Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                        1996     1995     1994     1993    1992     1991     1990     1989    1988     1987
PER-SHARE DATA
Net Asset Value,
Beginning of Period....................$10.18  $10.35   $10.88   $10.52   $10.21   $9.85    $9.56    $9.96   $10.42  $10.42

Income from
Investment Operations

     Net Investment Income ............  .74      .72      .66      .79      .86     .88      .90      .89      .89     .91

     Net Realized and Unrealized
     Gains (Losses) on Investment
     Transactions......................  .27    (.18)    (.52)      .36      .31     .36      .29    (.40)    (.40)     .02
                                       ------  ------   ------   ------   ------  ------   ------   ------   ------  ------
     Total from Investment
     Operations........................ 1.01      .54      .14     1.15     1.17    1.24     1.19      .49      .49     .93
                                       ------  ------   ------   ------   ------  ------   ------   ------   ------  ------
Distributions

     From Net Investment Income........(.74)    (.71)    (.66)    (.79)    (.86)   (.88)    (.90)    (.89)    (.95)   (.93)

     From Net Realized Gains
     on Investment Transactions........    0        0    (.01)        0        0       0        0        0        0       0
                                       ------  ------   ------   ------   ------  ------   ------   ------   ------  ------
     Total Distributions...............(.74)    (.71)    (.67)    (.79)    (.86)   (.88)    (.90)    (.89)    (.95)   (.93)
                                       ------  ------   ------   ------   ------  ------   ------   ------   ------  ------
Net Asset Value, End of Period.........$10.45  $10.18   $10.35   $10.88   $10.52  $10.21    $9.85    $9.56    $9.96  $10.42
                                       ======  ======   ======   ======   ======  ======   ======   ======   ======  ======
     TOTAL RETURN(1)...................10.08%   5.53%    1.30%   11.28%   11.85%  13.16%   12.73%    5.07%    5.23%   9.51%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating
     Expenses to Average
     Net Assets(2)..................... .58%     .58%     .54%     .56%     .62%    .72%     .75%     .75%     .73%    .74%

     Ratio of Net Investment
     Income to Average
     Net Assets(2).....................6.98%    7.08%    6.12%    7.31%    8.18%   8.85%    9.04%    9.11%    8.94%   8.79%

     Portfolio Turnover Rate...........63.54% 119.56%   48.61%   70.57%   97.33% 206.60%  432.93%  496.52% 497.16 % 566.27%

     Net Assets, End
     of Period (in millions)...........$1,120    $980   $1,129   $1,160    $ 724    $409     $290     $253     $259    $393

(1)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any.

(2) The ratios for the year ended March 31, 1996 include expenses paid through expense offset arrangements.


12   Financial Highlights                        American Century Investments

                         INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     The Funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the Funds identified on page 2 of this Prospectus and any other investment policies which are designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The Funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     Each Fund (except Capital Preservation , ARM Fund and GNMA Fund) seeks income exempt from state taxes by investing exclusively in U.S. government securities whose interest payments are state tax-exempt. As a result, these Funds' dividend distributions are expected to be exempt from state income tax. See page 27 for more information on tax treatment of the Funds' distributions.

     For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.

THE MONEY MARKET FUNDS

     Each of the Money Market Funds seeks to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the Money Market Funds are neither insured nor guaranteed by the U.S. government.

CAPITAL PRESERVATION

     Capital Preservation seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in Capital Preservation consistent with safety and liquidity. Capital Preservation pursues its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Capital Preservation's dollar-weighted average portfolio maturity will not exceed 60 days.

     While the risks associated with investing in short-term U.S. Treasury securities are very low, an investment in Capital Preservation is not risk-free.

CAPITAL PRESERVATION II

     Capital Preservation II seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. Capital Preservation II pursues its investment objectives by investing primarily in repurchase agreements collateralized by securities that are backed by the full faith and credit of the U.S. government. Such collateral may include U.S. Treasury bills, notes, and bonds or mortgage-backed Ginnie Mae certificates. Ginnie Mae certificates are guaranteed by the Government National Mortgage Association (GNMA) and backed by the full faith and credit of the U.S. government. Repurchase agreements held by the Fund normally have maturities of seven days or less. The Fund may invest directly in U.S. Treasury securities from time to time.

     Capital Preservation II restricts its average portfolio maturity to seven days or less. Because of this restriction, its yield responds more quickly to interest rate increases or decreases than do yields on most other money market funds and enhances portfolio liquidity. See page 17 for a discussion of the market and credit risks associated with investing in repurchase agreements.

GOVERNMENT AGENCY

     Government Agency seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity, by investing exclusively in short-term obligations of the U.S.
government and its agencies and instrumentalities, the income from which is exempt from state taxes. Under normal conditions, at least 65% of the Fund's total assets are invested in securities issued by

Prospectus                                Information Regarding the Funds  13

agencies and instrumentalities of the U.S. government. Assets not invested in these securities are invested in U.S. Treasury securities. For temporary defensive purposes, the Fund may invest up to 100% of its assets in U.S. Treasury securities. The Fund's weighted average portfolio maturity will not exceed 60 days.

     The U.S. government provides varying levels of financial support to its agencies and instrumentalities.

THE U.S. TREASURY FUNDS

     The U.S. Treasury Funds are quite similar to one another but can be differentiated by their dollar-weighted average maturities. The longer a Fund's dollar-weighted average maturity, the more its share price will fluctuate when interest rates change.

     This pattern is due, in part, to the time value of money. A bond's worth is determined in part by the present value of its future cash flows. Consequently, changing interest rates have a greater effect on the present value of a long-term bond than a short-term bond. Because of this interplay between market interest rates and share price, investors are encouraged to evaluate Fund performance on the basis of total return.

SHORT-TERM TREASURY

     Short-Term Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with preservation of capital. Short-Term Treasury pursues this objective by investing exclusively in securities issued or guaranteed by the U.S. Treasury.

     Within this framework, Short-Term Treasury invests primarily in securities with remaining maturities of 3 years or less, and, under normal conditions, maintains a weighted average portfolio maturity ranging from 13 months to 3 years. Short-Term Treasury's portfolio may consist of any combination of these securities consistent with investment strategies employed by the Manager.

     Short-Term Treasury may be appropriate for investors who are seeking higher current yields than those available from money market funds and who can tolerate some share price volatility.

INTERMEDIATE-TERM TREASURY

     Intermediate-Term Treasury seeks to earn and distribute the highest level of current income consistent with the conservation of assets and the safety provided by U.S. Treasury bills, notes, and bonds. Intermediate-Term Treasury pursues this objective by investing primarily in U.S. Treasury notes, which carry the direct full faith and credit pledge of the U.S. government. Intermediate-Term Treasury may also invest in U.S. Treasury bills, bonds, and zero-coupon securities, all of which are also backed by the direct full faith and credit pledge of the U.S. government. Intermediate-Term Treasury's weighted average portfolio maturity ranges from 13 months to 10 years, under normal market conditions.

     The Manager seeks a current yield for Intermediate-Term Treasury higher than that of Short-Term Treasury, with correspondingly greater share price volatility.

LONG-TERM TREASURY

     Long-Term Treasury seeks to provide a consistent and high level of current income exempt from state taxes. Long-Term Treasury pursues this objective by investing exclusively in securities issued or guaranteed by the U.S. Treasury and agencies or instrumentalities of the U.S. government. Long-Term Treasury's portfolio may consist of any combination of these securities consistent with investment strategies employed by the Manager. Within this framework, the Fund invests primarily in securities with maturities of 10 or more years and, under normal conditions, maintains a weighted average portfolio maturity ranging from 20 to 30 years.

     By maintaining an average portfolio maturity of 20 to 30 years, Long-Term Treasury offers investors the potential to earn higher current yields than those typically available from bond funds (such as Short-Term Treasury and Intermediate-Term Treasury) that maintain shorter average maturities. Long-Term Treasury may also offer greater potential for capital appreciation. However, maintaining a relatively long average maturity also means that the Fund's share price generally will be more volatile than those of funds that maintain shorter average maturities (such as Short-Term Treasury and Intermediate-Term Treasury).

14   Information Regarding the Funds        American Century Investments

THE MORTGAGE SECURITIES FUNDS

ARM FUND

     The ARM Fund seeks to provide investors with a high level of current income, consistent with stability of principal. The ARM Fund pursues this objective by investing primarily in adjustable rate securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Under normal conditions, the Manager invests at least 65% of the ARM Fund's total assets in adjustable rate mortgage securities (ARMs) and other securities collateralized by or representing interests in mortgages (collectively, "mortgage-backed securities"). These securities have interest rates that are reset periodically and that are issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     ARMs are pass-through certificates representing ownership interests in pools of adjustable rate mortgages and in the cash flows from those mortgages. The ARMs in which the Fund may invest are issued or guaranteed by GNMA, FNMA or FHLMC.

     The Fund may also invest in collateralized mortgage obligations (CMOs), including CMO floaters and inverse floaters; stripped mortgage-backed securities, including interest-only (IO) and principal-only (PO) securities and IO inverse floaters; and fixed-rate mortgage securities issued or guaranteed by GNMA, FNMA or FHLMC. All CMOs purchased by the Fund are either issued by a U.S. government agency or rated AAA by a nationally recognized statistical rating organization commonly referred to as a rating agency.

     Assets not invested in adjustable rate or mortgage-backed securities may be invested in U.S. Treasury bills, notes, and bonds and in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. For temporary defensive purposes, the Fund may invest up to 100% of its assets in these securities.

     By investing primarily in mortgage-backed securities that have variable interest rates, the ARM Fund seeks to maintain a more stable net asset value than is characteristic of funds that invest in mortgage securities paying a fixed rate of interest (such as the GNMA Fund). ARM prices generally fluctuate less than fixed-rate mortgage securities prices because their interest rates are reset periodically to reflect current interest rates. There is always a lag between market interest rate changes and ARM rate resets, however, and resets may be limited by caps on the rates that can be charged to borrowers.

GNMA FUND

     The GNMA Fund seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Ginnie Mae certificates.

     Ginnie Mae certificates represent interests in pools of mortgage loans and in the cash flows from those loans. These certificates are guaranteed by GNMA and backed by the full faith and credit of the U.S. government as to the timely payment of interest and repayment of principal, which means that the Fund receives its share of interest and principal payments owed on the underlying pool of mortgage loans, regardless of whether borrowers make their scheduled mortgage payments.

     Assets not invested in Ginnie Mae certificates, directly or indirectly, are invested in other U.S. government securities, such as U.S. Treasury bills, notes, and bonds, or repurchase agreements collateralized by U.S. government securities. For temporary defensive purposes, the Fund may invest 100% of its assets in these securities.

     A unique feature of mortgage-backed securities, such as Ginnie Mae certificates, is that their principal is scheduled to be paid back gradually for the duration of the loan rather than in one lump sum at maturity. Investors (such as the GNMA Fund) receive scheduled monthly payments of principal and interest, but they may also receive unscheduled prepayments of principal on the underlying mortgages. See "Mortgage-Backed Securities" on page 16 for a discussion of prepayment risk.

RISK FACTORS AND INVESTMENT TECHNIQUES

     The obligations in which the Funds may invest differ from one another in their interest rates, maturities, dates of issuance and interest payment schedules. The pertinent features of the types of obligations in which the Funds may invest are described in this section.

Prospectus                              Information Regarding the Funds    15

U.S. GOVERNMENT SECURITIES

     U.S. Treasury bills, notes, zero-coupon bonds, and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to ten years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

     A number of U.S. government agencies and government-sponsored organizations issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit
Banks, the Student Loan Marketing Association and the Resolution Funding Corporation.

     Some agency securities are backed by the full faith and credit of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

     Interest rates on agency securities may be fixed for the term of the investment (fixed-rate agency securities) or tied to prevailing interest rates (floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

     Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity. Capital Preservation and Capital Preservation II may not invest in floating-rate agency securities.

MORTGAGE-BACKED SECURITIES

     The ARM and GNMA Funds may purchase mortgage pass-through securities. These represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. These monthly mortgage payments are, in effect "passed-through" to the security holder, (minus fees paid to the security's issuer or guarantor). Although fixed-rate mortgages typically have stated maturities of 30 or more years, most mortgage holders pay off their mortgages before they mature which may make these subject to prepayment risk.

     Also, mortgage-backed securities, like other fixed income securities, generally decrease in value as a result of increases in interest rates, but benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment resulting from homeowners' refinancing their mortgages to take advantage of lower interest rates. On average, securities backed by 30-year mortgages return principal within 7 to 10 years. As a result, these securities have historically exhibited behavior comparable to 7- to 10-year Treasury notes, while offering higher yields.

     The primary issuers of mortgage securities are FNMA, FHLMC and GNMA. Payments of principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA and FHLMC have a close relationship with the U.S. government so even though their securities are not backed by the full faith and credit of the U.S. government, management considers them to be high-quality securities with minimal credit risks.

ADJUSTABLE-RATE MORTGAGE SECURITIES

     Adjustable-rate mortgage securities (ARMs) are pass-through securities collateralized by mortgages with adjustable, rather than fixed, interest rates. The interest rate payments and amortization of principal on the underlying adjustable rate mortgages are tied to changes in predetermined interest rate indexes. ARM rates are readjusted at intervals of one year or less, subject to maximums (caps) and minimums (floors) on the rates that can be charged to mortgage holders during a given period and during the life of a

16   Information Regarding the Funds        American Century Investments

mortgage. These periodic rate adjustments allow the ARM Fund to participate in market interest rate increases (to produce higher yields with less share price volatility) but only to the extent that the current rate on the underlying mortgages remain at or below their specified caps.

     ARM interest rate resets should cause the ARM Fund's share price to fluctuate less dramatically than it would if the Fund were substantially invested in securities backed by long-term, fixed-rate mortgages. This means that share price declines should be less than for funds investing in fixed-rate mortgages when interest rates rise. This characteristic of ARMs should also cause the potential for share price appreciation when interest rates decline to be less than for funds investing in fixed-rate mortgages.

     If ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in a decline in share price. On the other hand, if ARMs are purchased at a discount, both scheduled and unscheduled payments of principal may accelerate the recognition of income and thereby increase the Fund's yield and total return.

     The mortgages that collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration or the Department of Veterans Affairs, which are divisions of the U.S. government. The mortgages that collateralize ARMs issued by FNMA or FHLMC typically are conventional residential mortgages that conform to standards prescribed by FNMA or FHLMC and are guaranteed by those instrumentalities.

COLLATERALIZED MORTGAGE OBLIGATIONS

     Collateralized mortgage obligations (CMOs) are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The ARM Fund may buy CMOs, provided that they:

o Are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

o Are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; or

o Are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

     The GNMA Fund may buy CMOs only if they are Ginnie-Mae-backed.

STRIPPED MORTGAGE-BACKED SECURITIES

     Stripped mortgage-backed securities (which are permitted investments for the ARM Fund only) are usually structured with two classes. One class will receive all of the interest (the interest-only class, or "IO"), whereas the other class will receive all of the principal (the principal-only class, or "PO"). Stripped mortgage securities are likely to experience greater price volatility than other types of mortgage securities in which the ARM Fund invests. The yield to maturity on the IO class is extremely sensitive, not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. If prepayments accelerate, the ARM Fund may not fully recover its initial investment in these securities. The ARM Fund's investments in stripped mortgage securities together with investments in illiquid securities may not exceed 10% of net assets.

REPURCHASE AGREEMENTS

     Each Fund, with the exception of Capital Preservation, may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that Fund.

     A repurchase agreement occurs when, at the time the Fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security.

     Since the security purchase constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security

PROSPECTUS                              INFORMATION REGARDING THE FUNDS    17

purchased. The Fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the Fund could experience a loss.

     Each of the Funds, with the exception of Capital Preservation, may invest in repurchase agreements with respect to any security in which that Fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such Fund.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information regarding the investment practices of any of the Funds, see the Statement of Additional Information.

PORTFOLIO TURNOVER

     The portfolio turnover rates of the U.S. Treasury Funds and the Mortgage Securities Funds are shown in the Financial Highlights tables on pages 5-12 of this Prospectus.

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a particular Fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately anticipated.

     The portfolio turnover of each Fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the Funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a Fund since short-term capital gains are taxable as ordinary income.

WHEN-ISSUED AND FORWARD
COMMITMENT AGREEMENTS

     Each of the Funds may purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the Manager, such purchases will further the investment objectives of the Fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the Fund.

CASH MANAGEMENT

     For cash management purposes, each of the Funds (except the Money Market Funds) may invest up to an aggregate total of 5% of its total assets in any money market fund advised by the Manager, provided that the investment is consistent with the Fund's investment policies and restrictions.

OTHER TECHNIQUES

     The Manager may buy other types of securities or employ other portfolio management techniques on behalf of the Funds. When SEC guidelines require it to do so, a Fund will set aside cash or appropriate liquid assets in a segregated account to cover the Fund's obligations.

PERFORMANCE ADVERTISING

     From time to time, the Funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield (for tax-exempt funds).

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would

18   Information Regarding the Funds        American Century Investments

have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. In the case of the Money Market Funds, yield is calculated by measuring the income generated by an investment in the Fund over a seven-day period (net of Fund expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

     With respect to the U.S. Treasury Funds and the Mortgage Securities Funds, yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of Fund shares outstanding during the period, and expressing the result as a percentage of the Fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. The SEC yield should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     A tax-equivalent yield demonstrates the taxable yield necessary to produce after-tax yield equivalent to that of a mutual fund which invests in exempt obligations. Each Fund (with the exception of Capital Preservation, Capital Preservation , the ARM Fund and the GNMA Fund) may quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. As a prospective investor in these Funds, you should determine whether your tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formulas depicted below.

     You can calculate your tax-equivalent yield for a Fund (taking into account only federal income taxes and not any applicable state taxes) using the following equation:

          Fund's State Tax-Free Yield
           ---------------------------         =       Your Tax-
              100% - State Tax Rate                Equivalent Yield

     The Funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Donoghue's Money Fund Average and Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.

Prospectus                              Information Regarding the Funds    19

                              HOW TO INVEST WITH
                         AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The Funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 25.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 ($1,000 for IRA accounts).

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants) you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

By Mail

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

By Wire

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

     o    Taxpayer identification or Social Security number

     o If more than one account, account numbers and amount to be invested in each account.

     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

By Exchange

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 21 for more information on exchanges.

20 How to Invest with American Century Investments  American Century Investments

In Person

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

By Mail

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

By Telephone

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

By Online Access

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

By Wire

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 20 and indicate your account number.

In Person

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE
ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received if it is received before the fund's net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the funds in the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 26.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

By Mail

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

By Telephone

     You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 23) if you

Prospectus              How to Invest with American Century Investments     21


have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to receive the appropriate form.

By Online Access

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

By Mail

     Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 23.

By Telephone

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

By Check-A-Month

     If you have at least a $10,000 balance in your U.S. Treasury Fund or Mortgage Securities Fund account, or if you have a Money Market Fund account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

Other Automatic Redemptions

     If you have at least a $10,000 balance in your U.S. Treasury Fund or Mortgage Securities Fund account, or if you have a Money Market Fund account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

By Check

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

By Wire and ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN
LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

22 How to Invest with American Century Investments  American Century Investments

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

     o    redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special investor services include:

Automated Information Line

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

Online Account Access

     You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

CheckWriting

     We offer CheckWriting as a service option for your account in any of the Money Market or Mortgage Securities Funds. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

     When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.

     If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by phone or mail for an appropriate form. For a new account, you may elect CheckWriting on your purchase application by choosing the "Full Services" option. CheckWriting is not available for any account held in an IRA or 403(b) plan.

     CheckWriting redemptions may only be made on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.

     We will return checks drawn on insufficient funds or on funds from investments made by means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any loss or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

Prospectus                   How to Invest with American Century Investments 23

     A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

Open Order Service

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

Tax-Qualified Retirement Plans

     Each Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts ("IRA"s);

     o 403(b) plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the Manager, they are of a size that would disrupt the management of the Fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or

24  How to Invest with American Century Investments American Century Investments

     fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions and transactions by CheckWriting, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transactions. Transactions initiated by CheckWriting will be confirmed on a monthly basis. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the Funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing Fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our Funds that you are unable to obtain through your plan administrator or financial intermediary.


Prospectus                  How to Invest with American Century Investments  25

                      ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities is determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment or redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when your check or wired funds are received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail before the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in Fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the Funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the Funds' procedures or any contractual arrangement with the Funds or the Funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     Portfolio securities of each Fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors/Trustees.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors/Trustees.

     Pursuant to a determination by the Money Market Funds' Board of Directors/Trustees and Rule 2a-7 under the Investment Company Act of 1940 (the "the 1940 Act"), portfolio securities of the Funds are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amor-

26   Additional Information You Should Know         American Century Investments

tization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of the Funds are published in leading newspapers daily. The yields of the Money Market Funds are published weekly in leading financial publications and daily in many local newspapers. The net asset values, as well as yield information on all of the Funds and the other funds in the American Century family of funds, may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

     At the close of each day including Saturdays, Sundays and holidays, net income of the U.S. Treasury Funds and the Mortgage Securities Funds is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year. For the Money Market Funds, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year.

     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page 26. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.

     Distributions from net realized capital gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and its Regulations, in all events in a manner consistent with the provisions of the 1940 Act. The Money Market Funds do not expect to realize any long-term capital gains and, accordingly, do not expect to make any capital gains distributions.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

     A distribution of shares of a U.S. Treasury or Mortgage Securities Fund does not increase the value of your shares of your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

     Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.

TAXES

     Each Fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If Fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description,

Prospectus                       Additional Information You Should Know    27

or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the Funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Dividends representing income derived from tax-exempt bonds generally retain the bonds' tax-exempt character in a shareholder's hands. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a capital gain distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to Fund shareholders when a Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and its Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of a Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     American Century Capital Preservation Fund, Inc. and American Century Capital Preservation Fund II, Inc. (the "Companies") are the assumed names of Capital Preservation Fund, Inc. and Capital Preservation Fund II, Inc., respectively, and are both California corporations. American Century-Benham

28   Additional Information You Should Know American Century Investments

Capital Preservation Fund is the sole series of American Century Capital Preservation Fund, Inc. American Century-Benham Capital Preservation Fund II is the sole series of American Century Capital Preservation Fund II, Inc. The remaining Funds are series of the American Century Government Income Trust, a Massachusetts business trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Under the laws of the State of California, the Board of Directors is responsible for managing the business and affairs of the Companies. The Board of Trustees of the Trust and the Boards of Directors of the Companies are identical in composition.

     Acting pursuant to an investment advisory agreement entered into with the Trust, Benham Management Corporation (the "Manager") serves as the investment advisor of the Funds. Its principal place of business is 1665 Charleston Road, Mountain View, California 94043. The Manager has been providing investments advisory services to investment companies and other clients since 1971.

     In June 1995, American Century Companies, Inc. ("ACC") acquired Benham Management International, Inc., the then-parent company of the Manager. ACC is the parent company of American Century Investment Management ("ACIM"), which provides investment management services to many of the funds in the American Century family of funds. In the acquisition, the Manager became a wholly owned subsidiary of ACC. Certain employees of the Manager will be providing investment management services to the funds managed by ACIM, while certain ACIM employees provide investment management services to funds managed by the Manager.

     The Manager supervises and manages the investment portfolio of each Fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Funds' portfolios and the Funds' asset mix as it deems appropriate in pursuit of the Funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the Funds or of sectors of the Funds as necessary between team meetings.

     The portfolio manager members of the teams managing the Funds described in this Prospectus and their work experience for the last five years are listed as follows:

     ROBERT V. GAHAGAN has been primarily responsible for the day-to-day operations of Short-Term Treasury since March, 1996. He is a Vice President and Portfolio Manager with ACIM. Mr. Gahagan has a B.A. and M.B.A. from the University of Missouri in Kansas City and has over 12 years of investment experience. He joined American Century in 1983.

     BRIAN HOWELL has been primarily responsible for the management of Capital Preservation and Government Agency since May, 1995. Mr. Howell joined the Manager in 1987 as a research analyst and was promoted to his current position in January 1994.

     DENISE TOBACCO has been primarily responsible for the day-to-day operations of Capital Preservation since June, 1995, and has co-managed both Capital Preservation and Government Agency since January, 1996. Ms. Tobacco joined the Manager in 1988, the Portfolio Department in 1991 and was promoted to her current position in 1995.

     DAVID SCHROEDER joined the Manager in 1990 and has been primarily responsible for the day-to-day operations of Intermediate-Term Treasury since January, 1992, and Long-Term Treasury since September, 1992. Mr. Schroeder has co-managed the GNMA Fund since January, 1996.

     CASEY COLTON has co-managed the GNMA Fund since January, 1994, and Intermediate-Term Treasury, and Long-Term Treasury since January, 1996. Mr. Colton joined the Manager in 1990 as a Municipal Analyst and was promoted to his current position in 1995. Mr. Colton is a Chartered Financial Analyst
(CFA).

     NEWLIN RANKIN has been primarily responsible for the day-to-day operations of the ARM Fund since January, 1995, and has co-managed Short-Term Treasury since March, 1996. Mr. Rankin joined the Manager in 1994 and prior to that was Assistant Vice-President at Wells Fargo Bank from 1991 to 1993.

Prospectus                       Additional Information You Should Know    29

     The activities of the Manager are subject only to direction of the Trustees or Directors, as the case may be. For the services provided to the Funds by the Manager, Capital Preservation and Capital Preservation each pay the Manager a monthly investment advisory fee equal to the dollar amount derived from applying the Fund's average daily net assets to an investment advisory fee schedule. Each series of the Trust pays the Manager a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying the Trust's average daily net assets to an investment advisory fee schedule.

     The investment advisory fee rate ranges from 0.50% to 0.19% of average daily net assets, dropping as the Funds' respective assets increase.

CODE OF ETHICS

     The Funds and the Manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the Manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund shareholders come before the interests of the people who manage those Funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111 (the "transfer agent"), acts as transfer agent and dividend-paying agent for the Funds. The transfer agent provides facilities, equipment and personnel to the Funds and is paid for such services by the Funds. For administrative services, each Fund pays the transfer agent a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the Funds managed by the Manager. The administrative fee rate ranges from 0.11% to 0.08% of average daily net assets, dropping as assets managed by the Manager increase. For transfer agent services, each Fund pays the transfer agent a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.

     The Funds charge no sales commissions, or "loads," of any kind. However, investors who do not choose to purchase or sell Fund shares directly from the transfer agent may purchase or sell Fund shares through registered broker-dealers and other qualified service providers, who may charge investors fees for their services. These broker-dealers and service providers generally provide shareholder, administrative and/or accounting services which would otherwise be provided by the transfer agent. To accommodate these investors, the Manager and its affiliates have entered into agreements with some broker-dealers and service providers to provide these services. Fees for such services are borne normally by the Funds at the rates normally paid to the transfer agent, which would otherwise provide the services. Any distribution expenses associated with these arrangements are borne by the Manager.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the Manager or its affiliates.

     The Manager and the transfer agent are both wholly owned by ACC. James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The Funds' shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund shares offered by this Prospectus. The Funds do not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.

30   Additional Information You Should Know        American Century Investments

EXPENSES

     Each Fund pays certain operating expenses directly, including, but not limited to: custodian, audit, and legal fees; fees of the independent directors or trustees; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering the Fund's shares for sale under federal and state securities laws. See the Statements of Additional Information for a more detailed discussion of independent director/trustee compensation.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Capital Preservation, Inc. and American Century Capital Preservation II, Inc. were organized as California corporations on October 28, 1971 and April 2, 1980, respectively. The American Century Government Income Trust was organized as a Massachusetts business trust in May 1, 1984. Capital Preservation, Capital Preservation II and the Trust are diversified, open-end management investment companies. Their business and affairs are managed by its officers under the direction of their respective boards.

     The principal office of the Funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries made by mail should be directed to the address and phone numbers on the cover, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

     Capital Preservation and Capital Preservation II issue shares with no par value. The remaining Funds are individual series of the Trust which also issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

     Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except, in the case of the Trust, those matters which must be voted on separately by the series of shares affected. Matters affecting only one Fund are voted upon only by that Fund.

     Shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees. Shares of the Companies have cumulative voting rights only to the extent conferred upon them by California law, which gives shareholders of the Companies the right to cumulate votes in the election (or removal) of the Companies' respective directors.

     Unless required by the 1940 Act, it will not be necessary for the Trust or the Companies to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of members of their boards or the appointment of auditors. However, pursuant to the Trust's and the Companies' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust or the Company, as the case may be, hold a special meeting of shareholders. The Trust or the Companies will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

     THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF A FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. A FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.

Prospectus                         Additional Information You Should Know     31

                                     NOTES
32   Notes                                          American Century Investments

                                     NOTES
Prospectus                                                          Notes     33




P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com

                            [American Century logo]
                                    American
                                  Century (sm)

9701           [recycled logo]
SH-BKT-6157       Recycled